Accounting policies - Summary of Key assumptions used in the Income and Market Approach (Detail)	12 Months Ended
	Dec. 31, 2020 $ / per_oz	Dec. 31, 2019 $ / per_oz	Dec. 31, 2020 $ / oz	Dec. 31, 2019 $ / oz	Dec. 31, 2018 $ / per_oz
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Resource value per ounce (with infrastructure) | $ / per_oz	76	70
Discount rates - real	8.40%	8.50%
Life of mine	7 years	10 years
US Dollars [member] | Year 4 [member]
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price	1,500	1,350	1,500	1,350	1,300
US Dollars [member] | Year 1 To 3 [member] | Bottom of range [member]
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price			1,600	1,400
US Dollars [member] | Year 1 To 3 [member] | Top of range [member]
Disclosure of Detailed Information of Key Assumptions Used in the Income and Market Approach Explanatory [line items]
Gold price			1,800	1,500